SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    January 30, 2007

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   91

Form 13F Information Table Value Total:              649,133
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares             Investment  Other      Voting
Name of Issuer            Class        Cusip      (x$1000)    or Prn Amt    SH/PRN Discretion  Managers Authority
Adobe Systems Inc.      com       00724F101           18,533       450,704   SH    sole         n/a     sole
Allstate Corp.          com       020002101            2,184        33,550   SH    sole         n/a     sole
Altria Group            com       02209S103            1,657        19,305   SH    sole         n/a     sole
Amazon.com              com       023135106           18,006       456,312   SH    sole         n/a     sole
America Movil - ADR     com       02364W105              814        18,000   SH    sole         n/a     sole
American Express        com       025816109            3,798        62,595   SH    sole         n/a     sole
American Int'l Group    com       026874107           12,680       176,940   SH    sole         n/a     sole
Ameriprise Financial    com       03076C106              607        11,132   SH    sole         n/a     sole
Amgen Inc.              com       031162100           17,395       254,647   SH    sole         n/a     sole
Apollo Group            com       037604105            9,836       252,412   SH    sole         n/a     sole
Avon Products Inc.      com       054303102            2,451        74,195   SH    sole         n/a     sole
Baker Hughes Inc.       com       057224107              520         6,959   SH    sole         n/a     sole
Bank of Amer. Corp.     com       060505104            7,453       139,600   SH    sole         n/a     sole
Banta Corp.             com       066821109              491        13,500   SH    sole         n/a     sole
Becton, Dickinson       com       075887109              281         4,000   SH    sole         n/a     sole
Bed, Bath & Beyond      com       075896100           15,266       400,673   SH    sole         n/a     sole
Berkshire Hathaway B    com       084670207            2,933           800   SH    sole         n/a     sole
BP Amoco PLC            com       055622104              355         5,292   SH    sole         n/a     sole
Broadcom Corp.          com       111320107           15,254       472,119   SH    sole         n/a     sole
Burlington N SantaFe    com       12189T104              753        10,200   SH    sole         n/a     sole
Carnival Corp.          com       143658300           20,369       415,275   SH    sole         n/a     sole
Celgene Corp.           com       151020104            6,639       115,405   SH    sole         n/a     sole
Cisco Systems Inc.      com       17275R102           23,299       852,498   SH    sole         n/a     sole
Citigroup Inc.          com       172967101           16,949       304,285   SH    sole         n/a     sole
Coach Inc.              com       189754104           20,619       479,957   SH    sole         n/a     sole
Comcast Corp. Cl 'A'    com       20030N101            1,231        29,091   SH    sole         n/a     sole
Comcast Special A       com       20030N200              749        17,875   SH    sole         n/a     sole
Corning Inc.            com       219350105           16,157       863,535   SH    sole         n/a     sole
Delta and Pine Land     com       247357106            1,438        35,552   SH    sole         n/a     sole
Electronic Data Sys.    com       285661104              347        12,595   SH    sole         n/a     sole
Eli Lilly               com       532457108            3,163        60,716   SH    sole         n/a     sole
Federated Dept. Str.    com       31410H101              656        17,200   SH    sole         n/a     sole
First Data Corp.        com       319963104            9,201       360,524   SH    sole         n/a     sole
Flextronics Intl Ltd    com       Y2573F102           14,707     1,281,058   SH    sole         n/a     sole
Franklin Resources      com       354613101           17,463       158,510   SH    sole         n/a     sole
Gannett Co. Inc.        com       364730101            1,874        31,000   SH    sole         n/a     sole
Genentech Inc.          com       368710406            5,056        62,315   SH    sole         n/a     sole
General Electric Co.    com       369604103            3,229        86,780   SH    sole         n/a     sole
Gilead Sciences Inc.    com       375558103            5,123        78,904   SH    sole         n/a     sole
GlaxoSmithKline PLC     com       37733W105            5,223        99,000   SH    sole         n/a     sole
Goldman Sachs Group     com       38141G104           18,476        92,682   SH    sole         n/a     sole
Harman International    com       413086109            8,322        83,290   SH    sole         n/a     sole
Hartford Fin'l Ser.     com       416515104            1,330        14,250   SH    sole         n/a     sole
Hess Corp.              com       42809H107            1,793        36,174   SH    sole         n/a     sole
Home Depot Inc.         com       437076102           16,086       400,555   SH    sole         n/a     sole
International Paper     com       460146103              256         7,500   SH    sole         n/a     sole
Int'l Bus. Machines     com       459200101           20,678       212,848   SH    sole         n/a     sole
ITT Industries Inc.     com       450911102              341         6,000   SH    sole         n/a     sole
Janus Capital Group     com       47102X105            1,123        52,020   SH    sole         n/a     sole
Johnson & Johnson       com       478160104            2,485        37,645   SH    sole         n/a     sole
Liberty Media Hldg A    com       53071M302              455         4,644   SH    sole         n/a     sole
Libery Media Inter A    com       53071M104              501        23,229   SH    sole         n/a     sole
Linear Technology       com       535678106            7,367       242,962   SH    sole         n/a     sole
Maxim Integrated        com       57772K101            5,902       192,737   SH    sole         n/a     sole
Merck & Co.             com       589331107            3,901        89,462   SH    sole         n/a     sole
Micron Technology       com       595112103              554        39,710   SH    sole         n/a     sole
Monsanto Co.            com       61166W101           24,092       458,624   SH    sole         n/a     sole
Monster Worldwide       com       611742107           17,935       384,544   SH    sole         n/a     sole
Nasdaq-100 Tr. Ser. 1   com       631100104            7,923       183,571   SH    sole         n/a     sole
NAVTEQ Corp.            com       63936L100            8,362       239,125   SH    sole         n/a     sole
News Corp ADR PRF       com       65248E104              293        13,640   SH    sole         n/a     sole
Nordstrom Inc.          com       655664100            1,579        32,000   SH    sole         n/a     sole
Nortel Networks Corp.   com       656568102            1,076        40,241   SH    sole         n/a     sole
Oracle Corp.            com       68389X105            2,683       156,538   SH    sole         n/a     sole
PepsiCo Inc.            com       713448108            6,896       110,250   SH    sole         n/a     sole
Pfizer, Inc.            com       717081103           14,546       561,635   SH    sole         n/a     sole
Pogo Producing          com       730448107            3,395        70,081   SH    sole         n/a     sole
Procter & Gamble        com       742718109            2,057        32,000   SH    sole         n/a     sole
Royal Caribbean Cru.    com       V7780T103              248         6,000   SH    sole         n/a     sole
Royal Dutch Shell PLC   com       780259206            3,709        52,400   SH    sole         n/a     sole
RR Donnelley & Sons     com       257867101              665        18,705   SH    sole         n/a     sole
SAP AG ADR              com       803054204           17,570       330,881   SH    sole         n/a     sole
Seagate Technology      com       G7945J104           17,955       677,560   SH    sole         n/a     sole
Sealed Air Corp.        com       81211K100            2,085        32,115   SH    sole         n/a     sole
Solectron Corp.         com       834182107              467       145,000   SH    sole         n/a     sole
St. Jude Medical Inc.   com       790849103           14,935       408,508   SH    sole         n/a     sole
Standard & Poors DR.    com       78462F103           14,083        99,444   SH    sole         n/a     sole
Symantec Corp.          com       871503108              250        12,000   SH    sole         n/a     sole
Target Corp.            com       87612E106           18,751       328,677   SH    sole         n/a     sole
Telefonos Mexico 'L'    com       879403780              339        12,000   SH    sole         n/a     sole
Telephone & Data        com       879433100              272         5,000   SH    sole         n/a     sole
Telephone & Data - Sp   com       879433860              248         5,000   SH    sole         n/a     sole
Union Pacific Corp.     com       907818108              460         5,000   SH    sole         n/a     sole
United Parcel Service   com       911312106           15,896       211,999   SH    sole         n/a     sole
Vodafone Grp. PLC ADR   com       92857W100              472        17,007   SH    sole         n/a     sole
Walt Disney Co.         com       254687106            9,841       287,153   SH    sole         n/a     sole
Washington Post 'B'     com       939640108            4,660         6,250   SH    sole         n/a     sole
Western Union Co.       com       959802109            8,630       384,935   SH    sole         n/a     sole
Wyeth                   com       983024100              911        17,900   SH    sole         n/a     sole
Yahoo! Inc.             com       984332106           12,225       478,655   SH    sole         n/a     sole
Yum! Brands Inc.        com       988498101            1,561        26,550   SH    sole         n/a     sole
Zimmer Holdings Inc.    com       98956P102           17,735       226,273   SH    sole         n/a     sole